Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 3,058	$ 2,138
Allowance for sales return	1,000	365
Inventory reserve	2,428	1,918
Foreign currency translation	(48)	24
Property and equipment	(576)	(343)
Investment tax credits	3,290	3,251
Net operating loss carryforwards	18,057	18,654
Others	1,838	2,158
Valuation allowance	(20,163)	(21,807)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 8,884	$ 6,358